Note 11 - 2022 Convertible Note Offering, Second Notes Offering, and Third Notes Offering (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Sep. 30, 2022
Notes Tables
Schedule of Share-Based Payment Award, Warrants, Valuation Assumptions [Table Text Block]
	2022 Warrants	2022 Placement Agent Warrants
Closing price per share of Common Stock	$79.84	$79.84
Exercise price per share	$79.52	$80.48
Expected volatility	88.44%	88.44%
Risk-free interest rate	2.96%	2.96%
Dividend yield	-	-
Remaining expected term of underlying securities (years)	5.0	5.0
	Second Warrants	Second Placement Agent Warrants
Closing price per share of Common Stock	$46.08	$46.08
Exercise price per share	$79.52	$80.48
Expected volatility	111.31%	111.31%
Risk-free interest rate	3.43%	3.43%
Dividend yield	-	-
Remaining expected term of underlying securities (years)	5.0	5.0
Third Warrants
Closing price per share of Common Stock	$22.16
Exercise price per share	$79.52
Expected volatility	114.33%
Risk-free interest rate	3.46%
Dividend yield	-
Remaining expected term of underlying securities (years)	5.0

	2022 Investor Warrants	2022 Placement Agent Warrants
Closing price per share of Common Stock	$79.84	$79.84
Exercise price per share	$79.52	$80.48
Expected volatility	88.44%	88.44%
Risk-free interest rate	2.96%	2.96%
Dividend yield	-	-
Remaining expected term of underlying securities (years)	5.0	5.0